INVESTMENT IN NEXGOLD MINING CORP (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENT IN NEXGOLD MINING CORP.
Schedule Of INVESTMENT IN NEXGOLD MINING CORP.

	December 31, 2024	December 31, 2023
Balance, beginning of the year	$3,269	$5,592
Equity (loss)	(313)	(778)
Impairment of investment in NexGold	-	(1,545)
Disposal of investment in NexGold	(671)
Reclassification of investment to marketable securities	(2,285)	-
Balance, end of the year	$-	$3,269